Share-Based Payments (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Risk-free interest rates Minimum		1.40%	0.79%	0.80%	0.70%	0.70%
Risk-free interest rates Maximum		2.10%	1.94%	2.40%	2.40%	1.30%
Volatility Minimum		97.00%	85.80%	97.00%	84.00%	88.00%
Volatility Maximum		102.00%	102.10%	102.00%	102.00%	104.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	0.00%
Minimum [Member]
Expected term in years		5 years	3 years	5 years	3 years	3 years
Maximum [Member]
Expected term in years		6 years	6 years	6 years	6 years	6 years